OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Other Liabilities, Noncurrent [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

Other non-current liabilities is comprised of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
Unfavorable contract liabilities (Note 8)	63,830	71,681
Non-current portion of operating lease liability	2,227	2,346
EU ETS obligation	1,248	—
Other non-current liabilities	67,305	74,027